Condensed Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and collection items		$ 7,982	$ 8,536
Interest bearing deposits with banks		34,625	71,263
Total cash and cash equivalents	23,435	42,607	79,799
Interest bearing time deposits in banks	25,111	29,592	27,113
Investment securities, available for sale	73,335	53,325	62,077
Federal Home Loan Bank stock—at cost	259	375	576
Loans receivable, net of allowance at September 30, 2013, December 31, 2012 and December 31, 2011, of $13,078, $15,676 and $20,818, respectively	348,819	337,328	331,453
Loans held for sale	3,963	4,435	3,339
Accrued interest receivable	1,505	1,501	1,516
Real estate owned - net	9,835	16,658	28,113
Office properties and equipment - net	18,940	20,634	21,441
Cash surrender value of life insurance	23,606	23,003	22,213
Prepaid expenses and other assets	933	937	1,406
TOTAL	529,741	530,395	579,046
LIABILITIES:
Interest bearing		432,481	473,043
Noninterest bearing		22,570	25,538
Total deposits	455,456	455,051	498,581
Other borrowings	968	3,109	6,679
Advance payments by borrowers for taxes and insurance	501	676	816
Other liabilities	1,330	1,899	4,077
Total liabilities	458,255	460,735	510,153
STOCKHOLDERS’ EQUITY:
Common stock, $.01 par value—30,000,000 shares authorized; 20,041,497, 19,302,603, and 19,302,603 shares issued and outstanding at September 30, 2013, December 31, 2012 and December 31, 2011, respectively	200	193	193
Additional paid-in capital	92,666	90,719	90,572
Other comprehensive income	105	763	898
Accumulated deficit	(21,485)	(22,015)	(22,770)
Total stockholders’ equity	71,486	69,660	68,893
TOTAL	$ 529,741	$ 530,395	$ 579,046